Description of organization and business operations	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Text Block]
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation ("Navios Acquisition" or the "Company") (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by the Navios Tankers Management Inc., a subsidiary of Navios Maritime Holdings Inc. (the "Manager") from its head offices in Piraeus, Greece.
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO.   On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination.  Following such transaction, Navios Acquisition commenced its operations as an operating company and was controlled by Navios Holdings.
On March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 shares of Series C Convertible Preferred Stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011, between Navios Acquisition and Navios Holdings. Following this exchange, Navios Holdings has 45% of the voting power and 53.7% of the economic interest in Navios Acquisition.
On November 4, 2011, a total of 1,160,963 shares of common stock were released to the sellers of the "VLCC Acquisition" and the remaining 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers. The returned shares were cancelled on December 30, 2011.
As of June 30, 2012, Navios Acquisition had outstanding: 40,517,413 shares of common stock, 4,540 shares of preferred stock, 6,037,994 public warrants included in the number of shares and warrants are 17,115 units (one unit consists of one share of common stock and one warrant).